Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents (notes 7 and 19)	$ 480,080	$ 309,857
Short-term Investments	172,604	210,000
Restricted cash – current (notes 8, 9 and 19)	691	3,714
Accounts receivable	117,794	140,837
Accrued revenue	70,026	82,923
Bunker and lube oil inventory	53,219	60,832
Asset, Held-for-Sale, Not Part of Disposal Group	11,910	0
Prepaid expenses	15,624	15,442
Total current assets	921,948	823,605
Non-current
Restricted cash – non-current	0	3,135
Vessels and equipment (note 7)
At cost, less accumulated depreciation of $440,900 (2022 – $171,800)	929,237	429,987
Vessels related to finance leases, at cost, less accumulated amortization of $92,400 (2022 – $290,000) (note 8)	228,973	823,381
Operating lease right-of-use assets (notes 1 and 8)	76,314	42,894
Total vessels and equipment	1,234,524	1,296,262
Investment in and loan to equity-accounted investment (note 4)	15,731	16,198
Goodwill, intangibles and other non-current assets (notes 5 and 9)	24,435	25,646
Total assets	2,196,638	2,164,846
Current
Accounts payable	33,954	47,371
Accrued liabilities and other (note 6)	82,468	86,971
Current portion of long-term debt (note 7)	0	21,184
Finance Lease, Liability, Current	20,517	60,161
Current portion of operating lease liabilities (notes 1 and 8)	35,882	16,585
Total current liabilities	172,821	232,272
Long-term debt (note 8)	0	0
Finance Lease, Liability, Noncurrent	119,082	472,599
Long-term operating lease liabilities (notes 1 and 8)	40,432	26,858
Other long-term liabilities (note 6)	63,957	63,511
Total liabilities	396,292	795,240
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 91,006,182 shares outstanding and 92,379,826 shares issued (2022 – 98,318,395 shares outstanding and 102,077,387 shares issued)) (note 11)	945,471	1,022,040
Accumulated deficit	(213,193)	(396,605)
Non-controlling interest	1,068,068	746,143
Accumulated other comprehensive loss (note 1)	0	(1,972)
Total equity	1,800,346	1,369,606
Total liabilities and equity	2,196,638	2,164,846
Supplemental Balance Sheet Elements [Abstract]
Accumulated depreciation	440,900	171,800
Sale Leaseback Transaction, Accumulated Depreciation	$ 92,400,000	$ 290,000
Common stock, share authorized (in shares)	725,000,000	725,000,000
Common Stock, Shares, Outstanding	91,006,182	98,318,395
Common stock, share issued (in shares)	92,379,826	102,077,387